Stock-Based Compensation (Summary Of Stock Options Outstanding And Exercisable) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	2,471,825	906,964	919,639	841,991
Weighted Average Remaining Contractual Life (in years), Outstanding	9 years 3 months 18 days
Weighted Average Exercise Price per Share, Outstanding	$ 13.06	$ 15.09	$ 15.08	$ 14.69
Aggregate Intrinsic Value, Outstanding	$ 112
Number of Options Exercisable	843,304
Weighted Average Remaining Contractual Life (in years), Exercisable	6 years 3 months 18 days
Weighted Average Exercise Price per Share, Exercisable	$ 15.06
Aggregate Intrinsic Value, Exercisable	2
Exercise Price - $10.86 - $12.71 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 10.86
Exercise Price Range, Upper Range Limit	$ 12.71
Number of Options Outstanding	1,597,160
Weighted Average Remaining Contractual Life (in years), Outstanding	10 years 9 months 18 days
Weighted Average Exercise Price per Share, Outstanding	$ 11.89
Aggregate Intrinsic Value, Outstanding	112
Number of Options Exercisable	32,342
Weighted Average Remaining Contractual Life (in years), Exercisable	5 years 10 months 24 days
Weighted Average Exercise Price per Share, Exercisable	$ 11.91
Aggregate Intrinsic Value, Exercisable	2
Exercise Price - $13.33 - $17.59 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 13.33
Exercise Price Range, Upper Range Limit	$ 17.59
Number of Options Outstanding	827,160
Weighted Average Remaining Contractual Life (in years), Outstanding	6 years 6 months
Weighted Average Exercise Price per Share, Outstanding	$ 14.97
Aggregate Intrinsic Value, Outstanding
Number of Options Exercisable	772,958
Weighted Average Remaining Contractual Life (in years), Exercisable	6 years 3 months 18 days
Weighted Average Exercise Price per Share, Exercisable	$ 14.99
Aggregate Intrinsic Value, Exercisable
Exercise Price $19.19 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 19.19
Number of Options Outstanding	47,505
Weighted Average Remaining Contractual Life (in years), Outstanding	6 years 1 month 6 days
Weighted Average Exercise Price per Share, Outstanding	$ 19.19
Aggregate Intrinsic Value, Outstanding
Number of Options Exercisable	38,004
Weighted Average Remaining Contractual Life (in years), Exercisable	6 years 1 month 6 days
Weighted Average Exercise Price per Share, Exercisable	$ 19.19
Aggregate Intrinsic Value, Exercisable